Jul-10-03 04:03pm From- T-367 P.002/002 F-585

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

NYSE

03056172

1-11778

July 10, 2003

RECD S.E.C.
JUL 10 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ACE LIMITED, Depositary Shares (Each representing one-tenth of a share of 7.80% Cumulative Redeemable Preferred Shares, Series C) (Liquidation Preference $25.00 per Depositary Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 10, 2003. Tentative listing date – July 11, 2003.

Sincerely,

Parod Madho

PROCESSED
JUL 11 2003
THOMSON
FINANCIAL